Related parties - Key managerial person expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties.
Shortterm employee benefits	$ 25,537	$ 13,671	$ 20,154
Postemployment benefits	105	105	61
Employee benefits	25,642	13,776	20,215
Share-based payments	9,795	6,029	343,285
Total	$ 35,437	$ 19,805	363,500
Termination benefits			$ 3,200